Investment Objectives and Goals - Wedbush ReturnOnLeadership(R) U.S. Large-Cap ETF	Feb. 09, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Wedbush ReturnOnLeadership® U.S. Large-Cap ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Wedbush ReturnOnLeadership® U.S. Large-Cap ETF (the “Fund”) seeks to track the total return performance, before fees and expenses, of the Solactive Indiggo Return on Leadership® U.S. Large-Cap Index (the “Index”).